SHARE-BASED PAYMENTS - Share option plan (2020) and Employee stock purchase plan (Details) - $ / shares	1 Months Ended	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 4.55
Share Option Plan (2020)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized		100,000
Exercise price		$ 5.55
Vesting period		3 years
Options that vest every 12 months (as a percent)		33.00%
Employee Stock Purchase Plan (ESPP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of employee's monthly compensation		15.00%
Number of ordinary shares subject to the ESPP		200,000
Percentage of closing price of the Company's ordinary shares on the first business day and the last business day to determine purchase price		85.00%